TRADE ACCOUNTS RECEIVABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade accounts receivables
Billed amounts	R$ 6,789,257	R$ 6,753,621
Unbilled amounts	2,454,810	2,481,364
Interconnection amounts	835,887	859,819
Amounts from related parties (Note 28)	148,814	201,021
Trade accounts receivable	8,730,634	8,862,354
Current	8,304,382	8,588,466
Noncurrent	426,252	273,888
Cost
Trade accounts receivables
Trade accounts receivable	10,228,768	10,295,825
Estimated losses for impairment or obsolescence
Trade accounts receivables
Trade accounts receivable	R$ (1,498,134)	R$ (1,433,471)